Intangible Assets	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets	INTANGIBLE ASSETS

As at December 31, 2022 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	1,175	737	167	605
Other	5	5	—	—
	1,180	742	167	605

As at December 31, 2021 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	1,094	657	130	567
Other	5	5	—	—
	1,099	662	130	567
Financing charges capitalized to intangible assets under development were $6 million in 2022 (2021 - $3 million). The estimated annual amortization expense for intangible assets is as follows: 2023 - $74 million; 2024 - $63 million; 2025 - $62 million; 2026 - $59 million; and 2027 - $52 million.